REVENUES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Campus Revenue
- Sale of goods	$ 3,102,210	$ 1,280,320	$ 1,796,961
- Rendering of services.		735,246	2,635,035
Campus sub-total	3,102,210	2,015,566	4,431,996
Education Revenue
- Digital.	9,676,052	5,298,227	4,771,253
- In-Person.		319,983	745,808
Education sub-total	9,676,052	5,618,210	5,517,061
Total Revenue	$ 12,778,262	$ 7,633,776	$ 9,949,057